Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common Shares	Additional paid-in Capital	Statutory Reserve	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Total
Balance at Dec. 31, 2020	$ 24,135	$ 43,709,127	$ 2,386,119	$ (17,245,453)	$ (1,598,819)	$ 686,712	$ 27,961,821
Balance (in Shares) at Dec. 31, 2020	241,350
Net income (loss)				(21,104,826)		(969,107)	(22,073,933)
Common shares issued for conversion of debt	$ 3,756	3,926,244					3,930,000
Common shares issued for conversion of debt (in Shares)	37,550
Issuance of common shares for services	$ 1,075	1,413,562					1,414,637
Issuance of common shares for services (in Shares)	10,750
Appropriation to statutory reserve			32,671	(32,671)
Change in capital related to disposal of REIT Changjiang		(3,846,563)		3,846,563
Change statutory related to disposal of REIT Changjiang			(1,188,403)	1,188,403
Change in non-controlling interest related to acquisition subsidiaries of REIT Mingde						784,184	784,184
Share to be issued		1,573,800					1,573,800
Foreign currency translation adjustment					463,433	30,336	493,769
Balance at Dec. 31, 2021	$ 28,966	46,776,170	1,230,387	(33,347,984)	(1,135,386)	532,125	14,084,278
Balance (in Shares) at Dec. 31, 2021	289,650
Net income (loss)				(14,629,055)		(750,603)	(15,379,658)
Conversion of convertible debt	$ 1,359	1,797,955					1,799,314
Conversion of convertible debt (in Shares)	13,589
Issuance of common shares for acquisition of REIT Mingde	$ 2,580	(2,580)
Issuance of common shares for acquisition of REIT Mingde (in Shares)	25,800
Issuance of common shares in private placements	$ 5,970	3,576,030					3,582,000
Issuance of common shares in private placements (in Shares)	59,700
Share-based compensation	$ 4,025	3,292,450					3,296,475
Share-based compensation (in Shares)	40,250
Shareholders’ contribution						815,814	815,814
Change in equity related to dissolution of Dingxuan and REIT Xiong’an			(186,615)	186,615		(75)	(75)
Issuance of common shares for services	$ 500	734,500					735,000
Issuance of common shares for services (in Shares)	5,000
Appropriation to statutory reserve			22,782	(22,782)
Change in non-controlling interest related to acquisition subsidiaries of REIT Mingde		(2,843,432)				168,632	(2,674,800)
Foreign currency translation adjustment					(1,253,504)	69,685	(1,183,819)
Balance at Dec. 31, 2022	$ 43,400	53,331,093	1,066,554	(47,813,206)	(2,388,890)	835,578	5,074,529
Balance (in Shares) at Dec. 31, 2022	433,989
Net income (loss)				(15,641,735)		(427,335)	(16,069,070)
Conversion of convertible debt	$ 27,965	4,083,117					4,111,082
Conversion of convertible debt (in Shares)	279,660
Fractional share issued for reverse share split	$ 153	(153)
Fractional share issued for reverse share split (in Shares)	1,539
Issuance of common shares in private placements	$ 20,000	6,580,000					6,600,000
Issuance of common shares in private placements (in Shares)	200,000
Share-based compensation	$ 5,000	2,095,000					2,100,000
Share-based compensation (in Shares)	50,000
Issuance of common shares for services	$ 24,000	2,787,200					2,811,200
Issuance of common shares for services (in Shares)	240,000
Appropriation to statutory reserve			6,341	(6,341)
Foreign currency translation adjustment					135,329	88,104	223,433
Balance at Dec. 31, 2023	$ 120,518	$ 68,876,257	$ 1,072,895	$ (63,461,282)	$ (2,253,561)	$ 496,347	$ 4,851,174
Balance (in Shares) at Dec. 31, 2023	1,205,188